Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Member]
Intangible Assets, Net (Tables) [Line Items]
Schedule of Intangible Assets, Net
	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Intelligent Cloud Platform	Assets under construction - Cash Management Systems	Total
Cost
At December 31, 2021	$907,304	$-	$-	$-	$-	$-	$-	$907,304
Acquisitions through business combinations	-	729,934	1,116,730	514,968	1,356,666	-	-	3,718,298
Additions	12,740	-	-	-	37,687	3,000,000	194,495	3,244,922
Exchange differences	(32,299)	(56,905)	(74,620)	(15,624)	(33,455)			(212,903)
At December 31, 2022	$887,745	$673,029	$1,042,110	$499,344	$1,360,898	$3,000,000	$194,495	$7,657,621
Additions	21,137	-	-	-	200,101	1,590,546	-	1,811,784
Impairment of intangible assets	-	(542,463)	(185,594)	-	-	(2,985,495)	-	(3,713,552)
Exchange differences	10,340	(15,907)	(26,956)	(13,232)	(36,775)	(471)	(413)	(83,414)
At December 31, 2023	$919,222	$114,659	$829,560	$486,112	$1,524,224	$1,604,580	$194,082	$5,672,439

Accumulated amortization
At December 31, 2021	$742,988	$-	$-	$-	$-	$-	$-	$742,988
Acquisitions through business combinations	-	-	-	-	526,859	-	-	526,859
Amortization charged for the year	50,036	50,894	408,463	28,128	105,156	-	-	642,677
Exchange differences	(25,856)	(417)	(2,595)	277	(19,455)	-	-	(48,046)
As December 31, 2022	$767,168	$50,477	$405,868	$28,405	$612,560	$-	$-	$1,864,478
Amortization charged for the year	53,859	65,753	312,268	55,501	103,162	403,051	-	993,594
Exchange differences	9,573	(1,571)	(11,865)	(950)	(16,599)	(471)	-	(21,883)
As December 31, 2023	$830,600	$114,659	$706,271	$82,956	$699,123	$402,580	$-	$2,836,189

Net book value
At December 31, 2022	$120,577	$622,552	$636,242	$470,939	$748,338	$3,000,000	$194,495	$5,793,143
At December 31, 2023	$88,622	$-	$123,289	$403,156	$825,101	$1,202,000	$194,082	$2,836,250